UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/11

The following Form N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2011 (Unaudited)

Common Stocks--91.8%	Shares	Value ($)
Consumer Discretionary--10.9%
Arcos Dorados Holdings, Cl. A	65,000	1,424,800
McDonald's	90,000	8,596,800
McGraw-Hill	58,500	2,497,950
News, Cl. A	170,200	2,968,288
Target	100,500	5,296,350
Time Warner Cable	28,000	1,693,440
Wal-Mart Stores	85,000	5,006,500
Walt Disney	80,000	2,868,000
		30,352,128
Consumer Staples--24.7%
Altria Group	200,000	5,738,000
Coca-Cola	185,000	12,437,550
Estee Lauder, Cl. A	35,000	4,129,300
Green Mountain Coffee Roasters	18,000a,b	943,740
Kraft Foods, Cl. A	65,000	2,349,750
Nestle, ADR	150,125	8,426,516
PepsiCo	80,000	5,120,000
Philip Morris International	210,000	16,010,400
Procter & Gamble	125,000	8,071,250
Walgreen	135,000	4,552,200
Whole Foods Market	15,000	1,021,500
		68,800,206
Energy--20.8%
Apache	15,000	1,491,600
Chevron	110,000	11,310,200
ConocoPhillips	80,000	5,705,600
Exxon Mobil	189,560	15,248,206
Imperial Oil	75,000a	3,205,500
Occidental Petroleum	75,000	7,417,500
Royal Dutch Shell, Cl. A, ADR	100,000	7,000,000
Total, ADR	128,000a	6,622,720
		58,001,326
Financial--4.4%
American Express	32,500	1,561,300
BlackRock	9,500	1,634,380
Franklin Resources	25,000	2,520,500
HSBC Holdings, ADR	49,583	1,941,175
JPMorgan Chase & Co.	144,000	4,459,680
		12,117,035

Health Care--8.4%
Abbott Laboratories	90,000	4,909,500
Becton Dickinson & Co.	13,000	959,140
Intuitive Surgical	5,000b	2,171,050
Johnson & Johnson	100,000	6,472,000
Medtronic	35,000	1,275,050
Merck & Co.	70,000	2,502,500
Novo Nordisk, ADR	35,000	3,974,250
Roche Holding, ADR	30,000	1,191,300
		23,454,790
Industrials--4.7%
Caterpillar	60,000	5,872,800
General Electric	204,000	3,245,640
United Technologies	52,000	3,983,200
		13,101,640
Information Technology--12.5%
Apple	32,000b	12,230,400
Automatic Data Processing	58,000	2,963,220
Intel	305,000	7,597,550
International Business Machines	38,000	7,144,000
QUALCOMM	25,000	1,370,000
Texas Instruments	115,000	3,461,500
		34,766,670
Materials--5.4%
Air Products & Chemicals	25,000	2,093,750
Freeport-McMoRan Copper & Gold	125,000	4,950,000
Praxair	40,000	4,080,000
Rio Tinto, ADR	75,000	3,980,250
		15,104,000
Total Common Stocks
(cost $196,752,880)		255,697,795

Other Investment--7.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,123,415)	21,123,415[c]	21,123,415
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,436,397)	9,436,397[c]	9,436,397
Total Investments (cost $227,312,692)	102.8%	286,257,607
Liabilities, Less Cash and Receivables	(2.8%)	(7,870,065)
Net Assets	100.0%	278,387,542

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $9,694,764 and the value of the collateral held by the fund was $9,436,397.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $227,312,692.

Net unrealized appreciation investments was $58,944,915 of which $68,780,132 related to appreciated investment securities and $9,835,217 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	24.7
Energy	20.8
Information Technology	12.5
Money Market Investments	11.0
Consumer Discretionary	10.9
Health Care	8.4
Materials	5.4
Industrials	4.7
Financial	4.4
102.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 17, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)